INCOME TAXES - Significant components of deferred income tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Significant components of the Company's deferred income tax assets and liabilities
Deferred tax	$ 3,428	$ 2,678
Valuation allowance	(3,428)	(2,678)
Exploration and evaluation assets
Significant components of the Company's deferred income tax assets and liabilities
Deferred tax	18	14
Loss carry-forwards
Significant components of the Company's deferred income tax assets and liabilities
Deferred tax	3,048	2,366
Share issuance costs
Significant components of the Company's deferred income tax assets and liabilities
Deferred tax	237	175
Cumulative eligible capital
Significant components of the Company's deferred income tax assets and liabilities
Deferred tax	32	32
Equipment
Significant components of the Company's deferred income tax assets and liabilities
Deferred tax	$ 93	$ 91